Changes in the Group structure - Divestment projects (Details) $ in Millions	Jul. 30, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Divestment projects
Asset classified as held for sale		$ 1,555	$ 1,288	$ 1,364
Liabilities classified as held for sale		1,335	$ 795	$ 70
Total Gabon
Divestment projects
Proportion of ownership interest held	58.00%
Mature non-operated offshore fields
Divestment projects
Asset classified as held for sale		391
Liabilities classified as held for sale		150
Mature non-operated offshore fields | Total Gabon
Divestment projects
Number of mature non-operated offshore fields held for sale	7
Lindsey refinery
Divestment projects
Asset classified as held for sale		154
Liabilities classified as held for sale		$ 238